Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loss per Share [Abstract]
Net loss	$ (18,356)	$ (11,698)	$ (21,058)
Weighted average common shares outstanding - basic (in shares)	33,436,278	958,297	156,692
Weighted average common shares outstanding - diluted (in shares)	33,436,278	958,297	156,692
Net loss per common share - basic (in dollars per share)	$ (0.55)	$ (12.21)	$ (134.39)
Net loss per common share - diluted (in dollars per share)	$ (0.55)	$ (12.21)	$ (134.39)